Filed pursuant to Rule 497

Registration No. 333-219127

BLACKSTONE / GSO FLOATING RATE ENHANCED INCOME FUND

Supplement No. 1, dated May 11, 2020, to the

Prospectus, dated January 27, 2020 (the “Prospectus”),

for Common Shares of Beneficial Interest

Update on Market Events and Fund Liquidity

During the first quarter of 2020, there was a global outbreak of the novel coronavirus and related respiratory disease (“COVID-19”), which continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving, and as cases of COVID-19 have continued to be identified in additional countries, many countries have reacted by instituting quarantines, restrictions on travel, closing financial markets and/or restricting trading, and limiting hours of operations of non-essential offices and retail centers. Such actions are creating disruption in global supply chains, and adversely impacting a number of industries, such as transportation, hospitality and entertainment. The outbreak of the COVID-19 pandemic could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19. Nevertheless, COVID-19 presents material uncertainty and risk with respect to the Fund’s performance and financial results. The Fund is unable to estimate the impact COVID-19 will have on its financial results at this time.

1. Prospectus Summary

The following risk factor is inserted after “Repurchase Offers Risk” in the “Prospectus Summary—Risks” section of the Prospectus:

Large Shareholder Risk. To the extent a large proportion of Common Shares are held by a small number of common shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of common shareholders (or a single common shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by common shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each common shareholder. See “Risks—Repurchase Offers Risk.”

The following risk factors are inserted after “LIBOR Risk” in the “Prospectus Summary—Risks” section of the Prospectus:

Force Majeure Risk. The Fund may be affected by force majeure events (e.g., acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.

Epidemic and Pandemic Risk. Certain countries have been susceptible to epidemics/pandemics, most recently COVID-19, which has been designated as a pandemic by the World Health Organization. The outbreak of such epidemics/pandemics, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

COVID-19 Risk. During the first quarter of 2020, there was a global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States, and has spread to every state in the United States. The World Health Organization has designated COVID-19 as a pandemic, and numerous countries, including the United States, have declared national emergencies with respect to COVID-19. The global impact of the COVID-19 pandemic has been rapidly evolving, and as cases of COVID-19 have continued to be identified in additional countries, many countries have reacted by instituting quarantines and restrictions on travel, closing financial markets and/or restricting trading, and limiting operations of non-essential businesses. Such actions are creating disruption in global supply chains, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

The outbreak of the COVID-19 pandemic has had, and is expected to continue to have, a material adverse impact on the Fund’s NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer.

The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments. The full extent of the impact and effects of COVID-19 will depend on future developments, including, among other factors, the duration and spread of the outbreak, along with related travel advisories, quarantines and restrictions, the recovery time of the disrupted supply chains and industries, the impact of labor market interruptions, the impact of government interventions, and uncertainty with respect to the duration of the global economic slowdown. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases. See “Risks—Repurchase Offers Risk,” “—Epidemic and Pandemic Risk” and “—COVID-19 Risk.”

Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. See “Risks—Epidemic and Pandemic Risk.” Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

2. Risks

The following risk factor is inserted after “Repurchase Offers Risk” in the “Risks” section of the Prospectus:

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of common shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of common shareholders (or a single common shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by common shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each common shareholder. See “—Repurchase Offers Risk” above.

The following risk factors are inserted after “LIBOR Risk” in the “Risks” section of the Prospectus:

Force Majeure Risk

The Fund may be affected by force majeure events (e.g., acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics/pandemics, most recently COVID-19, which has been designated as a pandemic by the World Health Organization. The outbreak of such epidemics/pandemics, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

COVID-19 Risk

During the first quarter of 2020, there was a global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States, and has spread to every state in the United States. The World Health Organization has designated COVID-19 as a pandemic, and numerous countries, including the United States, have declared national emergencies with respect to COVID-19. The global impact of the COVID-19 pandemic has been rapidly evolving, and as cases of COVID-19 have continued to be identified in additional countries, many countries have reacted by instituting quarantines and restrictions on travel, closing financial markets and/or restricting trading, and limiting operations of non-essential businesses. Such actions are creating disruption in global supply chains, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

The outbreak of the COVID-19 pandemic has had, and is expected to continue to have, a material adverse impact on the Fund’s NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer. Although many or all facets of the Fund’s business have been or could be impacted by COVID-19, the Adviser currently believes the following impacts to be the most material:

•

The Fund’s NAV per share has decreased as a result of the outbreak, and the Fund expects the impact to continue, in some instances materially. The recent decrease in NAV per share was the result of a deterioration in prices across the Fund’s portfolio investments and across the global credit markets, including the Fund’s quoted syndicated loan investments and high yield bond investments. The price of these investments deteriorated as a result of market conditions triggered by the COVID-19 pandemic, including increased credit risk for the Fund’s obligors as their businesses were impacted by the outbreak and technical selling pressure as other market participants began selling assets in an effort to realize liquidity. It is possible that the value of the Fund’s investments, and therefore the Fund’s NAV per share, could continue to decrease during the period of the COVID-19 outbreak and potentially longer. The Fund believes its investments in portfolio companies in certain industries have been, and will continue to be, most affected by the COVID-19 outbreak. Additionally, the majority of the Fund’s investments have been, and may continue to be, affected by the outbreak.

•

The issuers of the Fund’s underlying investments may not be able to make interest payments, which would adversely impact the Fund’s performance. Many of these businesses are adversely affected by COVID-19 and are experiencing lost revenue as quarantines and other social disruption have slowed or stopped purchases of their products or services or have forced them to limit or suspend operations. Furthermore, although most of the Fund’s investments are first lien loans and secured by first lien security interests in the applicable issuer’s assets, if an issuer defaults on its loan there is no guarantee we will be able to recover the principal amount of the loan.

•

Disruption in the financial markets caused by the COVID-19 outbreak could restrict the Fund’s access to financing and such financing may not be on as favorable terms as the Fund could have obtained prior to the outbreak of the pandemic. Furthermore, because of declining values of certain of the Fund’s assets, the Fund has and may continue to sell assets in order to remain in compliance with the Fund’s leverage tests. This factor may limit the Fund’s ability to make new investments and adversely impact the Fund’s performance.

The immediately preceding outcomes are those the Adviser considers to be most material as a result of the pandemic. The Fund has also experienced, and may experience in the future, other negative impacts to its business as a result of the pandemic that could exacerbate other risks described in this prospectus, including:

•	significant mark-downs in the fair value of the Fund’s investments and decreases in NAV per share;

•

weakening financial conditions of or the bankruptcy or insolvency of obligors of the Fund, which may result in the inability of such obligors to meet debt obligations, delays in collecting accounts receivable, defaults, or forgiveness or deferral of interest payments from such obligors;

•

significant volatility in the markets for syndicated loans, which could cause rapid and large fluctuations in the values of such investments and adverse effects on the liquidity of any such investments, and may also require the Fund to repay certain of its financing arrangements or result in the Fund having insufficient liquid assets to cover its obligations and be required to treat such obligations as senior securities under the 1940 Act;

•

the Fund’s investments may require a workout, restructuring, recapitalization or reorganizations that involve additional investment from the Fund and/or that result in greater risks and losses to the Fund;

•	deteriorations in credit and financing market conditions, which may adversely impact the Fund’s ability to access financing for its investments on favorable terms or at all;

•

operational impacts on the Adviser, Distributor, administrator, custodian, transfer agent, and the Fund’s other third-party advisors, service providers, vendors and counterparties, including independent valuation firms, the Fund’s financial intermediaries, its lenders and other providers of financing, brokers and other counterparties that we purchase and sell assets to and from, derivative counterparties, and legal and diligence professionals that we rely on for acquiring the Fund’s investments;

•

limitations on the Fund’s ability to ensure business continuity in the event the Adviser’s, or the Fund’s counsel or other third-party advisors’ and service providers’ continuity of operations plan is not effective or improperly implemented or deployed during a disruption;

•

the availability of key personnel of the Adviser, Distributor, administrator, custodian, transfer agent, and the Fund’s other service providers as they face changed circumstances and potential illness during the epidemic/pandemic;

•

difficulty in valuing the Fund’s assets in light of significant changes in the financial markets, including difficulty in forecasting discount rates and making market comparisons, and circumstances affecting the Adviser’s, Administrator’s and the Fund’s service providers’ personnel during the pandemic; See also “—Valuation Risk” above;

•	limitations on the Fund’s ability to offer the Common Shares on a continuous basis;

•	significant changes to the valuations of pending investments;

•

limitations on the Fund’s ability to make distributions to the Fund’s common shareholders and/or to comply with the requirements to maintain the Fund’s status as a RIC due to material adverse impacts on the Fund’s cash flows from operations or liquidity; and

•

limitations on the Fund’s ability to conduct repurchase offers, including if increased demand for repurchases exceeds the limits of any repurchase offer, the Fund lacks readily available funds to make or meet repurchase offers or the Fund needs to maintain liquidity for its operations.

The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments. The full extent of the impact and effects of COVID-19 will depend on future developments, including, among other factors, the duration and spread of the outbreak, along with related travel advisories, quarantines and restrictions, the recovery time of the disrupted supply chains and industries, the impact of labor market interruptions, the impact of government interventions, and uncertainty with respect to the duration of the global economic slowdown. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases. See “—Repurchase Offers Risk” and “—Epidemic and Pandemic Risk” above.

Market Disruption and Geopolitical Risk

The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. See “—Epidemic and Pandemic Risk” above. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.